Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Trade and Other Receivables Explanatory

	December 31, 2023	December 31, 2022
Trade receivables	52,446	43,084
Expected credit losses	(909)	(808)

Total trade receivables	51,537	42,276

Current	44,122	36,844
Non-current	7,415	5,432

Summary of Allowance for Credit Losses
The changes in expected credit losses for trade receivables are as follows:

	2023	2022	2021
Opening balance on January 1	(808)	(1,147)	(649)
Addition, net	(1,472)	(852)	(887)
Addition from acquisition of subsidiaries	—	—	(100)
Write-off	1,352	1,114	429
Exchange differences	19	77	60

Closing balance on December 31	(909)	(808)	(1,147)

Summary of Trade Receivables by Maturity are Distributed
The trade receivables by maturity are distributed as follows:

	December 31, 2023	December 31, 2022
Current	49,201	39,188
Overdue:
From 1 to 30 days	1,810	2,087
From 31 to 60 days	244	454
From 61 to 90 days	227	359
From 91 to 120 days	272	295
From 121 to 300 days	692	701

Total	52,446	43,084